Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies

Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gain or loss on open contracts. The resulting net change in unrealized gains and losses is reflected in the “Net change in unrealized trading profit (loss)” on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forward contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as inputs the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  The fair value of an off-exchange-traded contract is based on the fair value quoted by the counterparty.  The fair value of an off-exchange-traded contract is based on the fair value quoted by the counterparty.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

Revenue Recognition — Monthly, MS&Co. credits the Partnership with interest income on 100% of the average daily equity maintained in cash in the Partnership’s account during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid by MS&Co. to the Partnership.  For purposes of these interest credits, daily funds do not include monies due to the Partnership on or with respect to futures, forwards, or options contracts that have not been received.

 Fair Value of Financial Instruments — The fair value of the Partnership’s assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) guidance relating to financial instruments approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation — The Partnership’s functional currency is the U.S. dollar; however, the Partnership may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period.  The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for investment companies as illustrated in the Financial Highlights footnote (refer to Note 8. Financial Highlights).

Trading Equity — The Partnership’s asset “Trading Equity” reflected on the Statements of Financial Condition, consists of (a) cash on deposit with MS&Co. to be used as margin for trading and (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value.

The Partnership, in its normal course of business, enters into various contracts with MS&Co. acting as its commodity broker. Pursuant to the brokerage agreement with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for the Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnership has offset its unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of its master netting agreement with MS&Co., as the counterparty on such contracts. The Partnership has consistently applied its right to offset.

Restricted and Unrestricted Cash — As reflected on the Partnership’s Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forward and options contracts and offset unrealized losses only on the offsetting London Metal Exchange positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs — The Partnership pays the General Partner a monthly administrative fee equal to 1/12th of 2% of the Partnership’s net assets (plus “notional” funds, if any) as of the first day of each month (a 2% annual rate), as described in the Partnership’s Memorandum.  The General Partner then pays or reimburses the Partnership for all fees and costs charged or incurred by the commodity brokers for trades executed on behalf of the Partnership for all fees and costs charged or incurred by the commodity broker for trades executed on behalf of the Partnership, and for all ordinary administrative and offering expenses.  Such fees cover all brokerage fees, transaction fees and costs, and legal, accounting and auditing expenses, printing costs, filing fees, escrow fees, marketing costs, and other related fees and expenses.

Placement Agent Fees  — Limited partners are not charged an initial sales commission.  The Partnership pays the Placement Agent ongoing compensation on a monthly basis equal to a percentage of the net asset value (as defined in the Memorandum) of a limited partner’s Unit as of the beginning of each month.  The applicable rate payable by each limited partner is determined by the Class of Units held by such limited partner.  The Partnership pays the Placement Agent the following percentage in accordance with the following schedule.

Class of Units	Annualized Rate (%)
A	2.00%
D	0.75%

The Placement Agent pays a portion of the ongoing Placement Agent fees it received from the Partnership to the Morgan Stanley Financial Advisor or Private Wealth Advisor responsible for selling the Units to the limited partner.

Effective April 1, 2014, the ongoing Placement Agent fee paid by the Partnership to Morgan Stanley Wealth Management was reduced for Class A Unit holders from an annual rate of 3.375% to an annual rate of 2.00% of the net asset value of a limited partner’s Class A Units.

Continuing Offering  — Units of the Partnership are offered at a price equal to 100% of the net asset value per Unit as of the first day of each month at the final net asset value per Unit as of the last day of the immediately preceding month.  The minimum subscription amount in Class A Units in the Partnership is $25,000 ($10,000 for ERISA/IRA investors), subject to the discretion of Ceres to accept a lower amount.  Certain investors are eligible to purchase Class D Units upon investing a minimum of $5,000,000 in the Partnership.  The Class of Units that a limited partner receives upon a subscription will generally depend upon the aggregate amount invested in the Partnership, although the General Partner may determine to offer Class A or Class D Units to an investor in its sole discretion, regardless of investment amount.  Additional subscriptions can be made in a minimum amount of $10,000, subject to the discretion of Ceres to accept a lower amount.   The request for subscriptions must be delivered to a limited partner’s Morgan Stanley Wealth Management Branch Office in time for it to be forwarded to and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

No selling commissions or charges related to the initial offering of Units are paid by the limited partners or the Partnership.  MS&Co. pays all such costs.

Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month (a “Redemption Date”).  The request for redemptions must be delivered to a limited partner’s Morgan Stanley Wealth Management Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the third business day before the end of the month.  A limited partner must maintain a minimum investment of 300 Units in the Partnership unless such limited partner is redeeming the entire interest in the Partnership.  Ceres may cause a limited partner to withdraw from the Partnership at any time and for any reason upon at least five days’ written notice.  Ceres may also, in its sole discretion, permit redemptions by limited partners in any amount at any time.

There were no redemption charges paid to MS&Co. for the years ended December 31, 2014, 2013, and 2012.

Exchanges — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit of the Partnership on the Redemption Date and use the proceeds to purchase units in any other commodity pool operated by Ceres that is open to investment.  Limited partners may also redeem units in any other commodity pool operated by Ceres and use the proceeds to purchase Units in the Partnership.  The request for exchanges must be delivered to a limited partner’s Morgan Stanley Wealth Management Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnership’s profits.

Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of the Partnership’s revenue and expenses for income tax purposes. The Partnership files U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes, clarifies the accounting for uncertainty in income taxes recognized in the Partnership’s financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnership has concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2014 and 2013. If applicable, the Partnership recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, the 2011 through 2014 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnership — The Partnership will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in the Memorandum.

Statement of Cash Flows — The Partnership is not required to provide a Statement of Cash Flows.

Investment Company Status

Effective January 1, 2014, the Partnership adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services – Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.  ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company.  ASU 2013-08 is effective for interim and annual reporting periods beginning after December 15, 2013.  The adoption of this ASU did not have a material impact on the Partnership’s financial statements.  Based on Management’s assessment, the Partnership has been deemed to be an investment company since inception.